Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Schedule of operating segments
	Futures and securities brokerage services	Insurance brokerage services	Market making trading (CFD trading)	Other	Total

Six months ended June 30, 2020

Revenue	$617,242	$638,574	5,126,239	$48,461	$6,430,516

Commissions	387,439	315,083	59,539	-	762,061
Compensation	607,139	135,312	-	743,709	1,486,160
Occupancy	3,119	142,052	3,600	174,453	323,224
Communication and technology	208,672	2,393	257,311	1,286	469,662
General and administrative	34,396	24,502	105,853	128,037	292,788
Professional fees	800	-	112,506	40,547	153,853
Service fees	-	-	119,379	112,406	231,785
Interest	-	-	4,989	74,354	79,343
Depreciation	10,484	-	-	11,508	21,992
Marketing	222	222	105,013	94,491	199,948
Other operating expenses	3,847	-	19,309	9,346	32,502

	1,256,118	619,564	787,499	1,390,137	4,053,318

Income (loss) from operations	$(638,876)	$19,010	$4,338,740	$(1,341,676)	$2,377,198

Total segment assets	$3,793,041	$214,252	$7,987,408	$3,075,902	$15,070,603

Six months ended June 30, 2019

Revenue	$1,461,652	$1,820,214	$4,703,195	$22,180	$8,007,241

Commissions	982,402	1,032,955	260,073	-	2,275,430
Compensation	599,070	177,570	-	240,999	1,017,639
Occupancy	193,583	25,521	-	17,597	236,701
Communication and technology	228,876	-	135,580	1,120	365,576
General and administrative	83,274	37,281	26,680	173,272	320,507
Professional fees	5,026	2,231	38,446	16,919	62,622
Service fees	-	-	12,538	151,876	164,414
Interest	979	-	-	-	979
Depreciation	13,827	-	-	10,485	24,312
Marketing	248	-	-	-	248
Other operating expenses	2,576	-	4,878	16,232	23,686

	2,109,861	1,275,558	478,195	628,500	4,492,114

Income (loss) from operations	$(648,209)	$544,656	$4,225,000	$(606,320)	$3,515,127

Total segment assets	$8,503,320	$353,481	$3,862,557	$683,852	$13,403,210